Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of comprehensive income - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Net revenues	¥ 230,238	¥ 307,348	¥ 253,271
Net income	¥ 8,514	¥ 11,442	¥ 27,396